--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------


          [Logo](R)
    New England Funds(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                                     New England
                                                              Money Market Funds

                                                         [Graphic Omitted]

                                                               WHERE
                                                              THE BEST
                                                                MINDS
                                                               MEET(R)


-------------------------------

Annual Report -- June 30, 1999

-------------------------------

--------------------------------------------------------------------------------
                        NEW ENGLAND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                   AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

"Most investment
professionals
I know agree that proper
asset allocation
is a bedrock principle
of sound investing."

Dear Shareholder,
Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your managers' commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO


--------------------------------------------------------------------------------
      INVESTMENT IN THE FUNDS IS NOT FDIC INSURED NOR GUARANTEED BY A BANK
                               AND MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NEW ENGLAND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                          ANNUALIZED SEVEN-DAY YIELDS -- 6/30/99

                                                         CLASS A, B & C  CLASS Y
 NEW ENGLAND CASH MANAGEMENT TRUST-- MONEY MARKET SERIES       4.3%       4.2%
                                                           CLASS A & B
 New England Tax Exempt Money Market Trust                     2.9%
--------------------------------------------------------------------------------
Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the Funds' current earnings more closely than total return.

                                         Average Annual Total Returns -- 6/30/99

New England Cash Management Trust -- Money Market Series
--------------------------------------------------------------------------------
 CLASS A                          1 YEAR     5 YEARS     10 YEARS
 Net Asset Value(1)                4.6%        4.8%        4.9%
--------------------------------------------------------------------------------
 CLASS B (Inception 9/13/93)      1 YEAR     5 YEARS  SINCE INCEPTION
 Net Asset Value(1)                4.6%        4.8%        4.5%
--------------------------------------------------------------------------------
 CLASS C (Inception 3/1/98)       1 YEAR  SINCE INCEPTION
 Net Asset Value(1)                4.6%        4.7%
--------------------------------------------------------------------------------
 CLASS Y (Inception 2/27/98)      1 YEAR  SINCE INCEPTION
 Net Asset Value(1)                4.6%        4.7%
--------------------------------------------------------------------------------

New England Tax Exempt Money Market Trust
--------------------------------------------------------------------------------
 CLASS A                          1 YEAR     5 YEARS     10 YEARS
 Net Asset Value(1)                2.8%        3.2%        3.4%
--------------------------------------------------------------------------------
 CLASS B (Inception 9/13/93)      1 YEAR     5 YEARS  SINCE INCEPTION
 Net Asset Value(1)                2.8%        3.2%        3.0%
--------------------------------------------------------------------------------
(1) These returns include reinvestment of distributions, represent past performance and do not predict future results. Class Y shares are only available to certain institutional investors.

--------------------------------------------------------------------------------
                         NEW ENGLAND MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                     YOUR PORTFOLIO MANAGERS' 12-MONTH SUMMARY
--------------------------------------------------------------------------------

During the last six months of 1998, the investment environment was a volatile though positive one for short-term securities. Investors' sentiment shifted quickly from an expectation that the Federal Reserve Board would raise interest rates to curb inflation to a fear that a credit crunch would cripple world financial markets. Financial problems in Russia and other emerging markets started this swing. Confronted by moderating strength in the U.S. economy, the Fed calmed the financial markets by lowering short-term interest rates three times in the fall of 1998. By doing so, the Fed helped to keep the U.S. economy on track and help spark growth in other economies around the world.

In the first half of 1999, economic growth started to rekindle in many areas of the world, helped by interest-rate cuts implemented by most major central banks. In addition, the U.S. economy sustained its strong growth tendencies of the past year. U.S. consumer confidence was high due to strong job and income growth. Retail demand for homes, home furnishings, automobiles and electronics was high. At the same time, strong productivity gains helped keep consumer price inflation restrained.

More recently, however, signs of possible inflation problems began to appear. As a result, the Federal Reserve Board changed from a neutral stance toward interest rates to one leaning toward a short-term interest rate hike, in order to slow growth and head off inflation. The Fed followed through with an increase in a key short-term interest rate at the end of June.

                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

[Photo of Scott Nicholson]
Scott Nicholson
Back Bay Advisors, L.P.

NEW ENGLAND CASH MANAGEMENT TRUST

Q. How did New England Cash Management Trust perform during its fiscal year, which ended June 30, 1999?

New England Cash Management Trust maintained a constant $1.00(1) share price throughout the period and was able to provide a total return of 4.6% (Class A shares calculated at NAV) for the 12 months ending June 30, 1999. The Fund's return included the reinvestment of $0.0445 per share in income distributions. As of June 30, 1999, the New England Cash Management Trust's seven-day yield was 4.3%.

Q. What strategies were used in managing the fund?

For most of the period, the Fund invested in securities with longer maturities to benefit from the attractive yield advantage they offered versus shorter-term alternatives. The Fund's average maturity remained in the 75- to 80-day range for most of the period. In the second quarter of 1999, with the Fed changing to a "tightening bias" -- an inclination to increase rates in order to dampen economic growth and prevent inflation -- that strategy started to change. The Fund will look to shorten its average maturity, allowing it to more quickly reinvest in issues coming due at higher rates.

Q. What is your outlook for the next six months?

We are watching the Federal Reserve Board closely, keeping our strategy flexible until we get a clearer sense of which way short-term rates are heading. Until the Fed decides its course -- after having implemented one rate hike at the end of June -- we plan to pursue an investment strategy that will keep the Fund nimble, so that it can respond to events as they develop.

(1) An investment in the Fund is not guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      The opinions expressed are those of the portfolio manager and are subject to change. The occurence of forecasted events and predictions is not certain and cannot be assured.

PORTFOLIO COMPOSITION AS OF 6/30/99

Commercial Paper                       80.2%
Certificates of Deposit                17.9%
Eurodollar Certificates of Deposit      1.0%
Bank Note and Other                     0.9%

--------------------------------------------------------------------------------
NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

[Photo of John Maloney]
John Maloney
Back Bay Advisors, L.P.

Q. How did New England Tax Exempt Money Market Trust perform during its fiscal year, which ended June 30, 1999?

maintained its $1.00(1) share price throughout the period and was able to provide a total return of 2.8% (calculated at NAV) for the 12 months ending June 30, 1999. The Fund's return included the reinvestment of $0.0276 per share in income distributions. As of June 30, 1999, the Fund's seven-day yield was 2.9%, which translates into a taxable equivalent yield of 4.7% for investors in the highest federal tax bracket of 39.6%.(2)

Q.  What strategies did you use in managing the Fund?

The Fund focused on the seasonal factors that have been characteristic of the short-term tax-exempt market. Heavy supply came to market in June; June 30 is the fiscal year-end of many municipalities. The added supply nudged short-term rates higher. Therefore, at the beginning of the fiscal year in July 1998, we lengthened the Fund's maturity to lock in higher yields for the greatest period of time.

As the end of 1998 approached, interest rates on short-term, variable-rate securities experienced an upswing in yield. In order to take advantage of this opportunity, we shortened the Fund's average maturity from 68 days at the beginning of October and to 45 days at the end of December, by focusing 73% of its assets in variable-rate securities by December 31, 1998. The Fund maintained a neutral position in April and May 1999, a period when the Fund typically experiences withdrawals as investors pay their taxes.

Q.  How will you position the Fund going forward?

June, as usual, has proven to be the heaviest month for note issuance; it should therefore be the cheapest time to buy one-year notes. As such, the Fund has been adding to its note position during this time. We anticipate the usual run of events in the short-term tax-exempt market going forward, and will keep an eye on both these supply/demand issues as well as what course Federal Reserve Board interest-rate policy will take after the Board's late June rate increase.


(1) An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(2) A portion of income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

The opinions expressed are those of the portfolio manager and are subject to change. The occurrence of forecasted events and predictions is not certain and cannot be assured.

--------------------------------------------------------------------------------
                  CASH MANAGEMENT TRUST MONEY MARKET SERIES
--------------------------------------------------------------------------------

Investments as of June 30, 1999

INVESTMENTS -- 100.3% OF TOTAL NET ASSETS

PRINCIPAL
AMOUNT        DESCRIPTION                                              VALUE (A)
--------------------------------------------------------------------------------
              BANK NOTE -- 1.2%
$10,000,000   Travelers Insurance Co., 4.930%, 9/01/1999 (b) ....  $ 10,000,000
                                                                   ------------
              Total Bank Note (Cost $10,000,000) ................    10,000,000
                                                                   ------------
              CERTIFICATES OF DEPOSIT -- 17.9%
  5,000,000   Toronto Dominion, 5.640%, 7/08/1999 ...............     5,000,494
  5,000,000   Royal Bank of Canada, 5.650%, 7/12/1999 ...........     5,000,862
  3,000,000   Bank of Nova Scotia, 5.680%, 8/03/1999 ............     3,001,606
  5,000,000   Deutsche Bank AG New York, 4.900%, 8/18/1999 ......     4,999,934
  5,000,000   State Street Bank & Trust Co., 4.950%, 9/07/1999 ..     5,000,000
  8,000,000   Toronto Dominion, 4.990%, 1/07/2000 ...............     7,998,795
 17,000,000   Commerzbank AG New York, 5.010%, 1/10/2000 ........    16,996,202
  6,000,000   Canadian Imperial, 5.000%, 1/27/2000 ..............     5,997,337
  8,000,000   Canadian Imperial, 5.010%, 2/07/2000 ..............     7,998,132
 18,000,000   Deutsche Bank AG New York, 5.050%, 2/09/2000 ......    17,986,456
 10,000,000   Toronto Dominion, 5.050%, 2/14/2000 ...............     9,984,042
  3,000,000   Commerzbank AG New York, 5.085%, 2/16/2000 ........     2,999,362
 10,000,000   Rabobank Nederland NV, 5.125%, 2/18/2000 ..........     9,999,514
  2,000,000   Toronto Dominion, 5.270%, 3/02/2000 ...............     1,998,544
  8,000,000   Canadian Imperial, 5.270%, 3/03/2000 ..............     8,002,852
 10,000,000   Bank of Montreal Chicago, 5.170%, 3/15/2000 .......     9,997,958
 10,000,000   Societe Generale, 5.200%, 3/15/2000 ...............    10,000,002
  1,000,000   Commerzbank AG New York, 5.230%, 5/11/2000 ........       999,821
  5,000,000   Bank of Montreal Chicago, 5.200%, 5/12/2000 .......     4,997,917
  6,000,000   Commerzbank AG New York, 5.295%, 5/19/2000 ........     5,997,192
                                                                   ------------
              Total Certificates of Deposit (Cost $144,957,022) .   144,957,022
                                                                   ------------
              CERTIFICATES OF DEPOSIT (EURODOLLARS) -- 1.0%
  8,000,000   Bank of Nova Scotia, 5.060%, 9/08/1999 ............     8,001,461
                                                                   ------------
              Total Certificates of Deposit (Eurodollars)
                (Cost $8,001,461) ...............................     8,001,461
                                                                   ------------
              COMMERCIAL PAPER -- 80.2%
              AGRICULTURE -- 4.9%
  5,000,000   Monsanto Co., 4.870%, 7/12/1999 ...................     4,992,560
  2,400,000   Monsanto Co., 5.020%, 7/23/1999 ...................     2,392,637
  3,076,000   Monsanto Co., 5.000%, 8/19/1999 ...................     3,055,066
  7,500,000   Monsanto Co., 4.800%, 9/14/1999 ...................     7,425,000
  6,000,000   Monsanto Co., 5.100%, 10/05/1999 ..................     5,918,400
  8,500,000   Monsanto Co., 5.000%, 10/06/1999 ..................     8,385,486
  7,415,000   Monsanto Co., 4.830%, 10/08/1999 ..................     7,316,510
                                                                   ------------
                                                                     39,485,659
                                                                   ------------
              AIRLINES -- 0.6%
  5,000,000   International Lease Finance Corp.,
                4.800%, 8/11/1999 ...............................     4,972,667
                                                                   ------------
              ASSET BACKED -- 4.5%
  2,000,000   Clipper Receivables Corp., 5.900%, 7/01/1999 ......     2,000,000
 10,000,000   Clipper Receivables Corp., 4.820%, 7/08/1999 ......     9,990,628
 10,000,000   Clipper Receivables Corp., 4.980%, 7/14/1999 ......     9,982,017
  5,000,000   Clipper Receivables Corp., 5.000%, 7/16/1999 ......     4,989,583
 10,000,000   Clipper Receivables Corp., 5.060%, 8/23/1999 ......     9,925,505
                                                                   ------------
                                                                     36,887,733
                                                                   ------------
              AUTOMOTIVE -- 12.8%
  5,000,000   Ford Motor Credit Co., 4.800%, 7/09/1999 ..........     4,994,667
 10,000,000   General Motors Acceptance Corp., 4.800%, 7/09/1999.     9,989,333
  7,500,000   General Motors Acceptance Corp., 4.800%, 7/13/1999.     7,488,000
  5,000,000   General Motors Acceptance Corp., 4.810%, 7/14/1999.     4,991,315
  5,000,000   Chevron USA, Inc., 5.010%, 7/16/1999 ..............     4,989,563
 15,000,000   American Honda Finance, 4.850%, 7/19/1999 .........    14,963,625
  3,243,000   American Honda Finance, 4.900%, 7/19/1999 .........     3,235,055
  5,000,000   American Honda Finance, 5.000%, 8/03/1999 .........     4,977,083
 10,000,000   Ford Motor Credit Co., 4.950%, 8/19/1999 ..........     9,932,625
 17,000,000   Ford Motor Credit Co., 4.920%, 8/20/1999 ..........    16,883,833
  3,000,000   Ford Motor Credit Co., 4.740%, 9/27/1999 ..........     2,965,240
  2,700,000   Ford Motor Credit Co., 5.060%, 10/05/1999 .........     2,663,568
  6,000,000   General Motors Acceptance Corp., 5.190%, 10/12/1999     5,910,905
 10,000,000   General Motors Acceptance Corp., 5.220%, 1/28/2000      9,694,050
                                                                   ------------
                                                                    103,678,862
                                                                   ------------
              BANKS -- 15.3%
  4,000,000   UBS Finance Delaware, Inc., 5.625%, 7/01/1999 .....     4,000,000
 10,000,000   Lloyds Bank plc, 4.800%, 7/07/1999 ................     9,992,000
  3,600,000   Svenska Handelsbanken, 5.380%, 7/12/1999 ..........     3,594,082
  3,000,000   UBS Finance Delaware, Inc., 4.940%, 7/12/1999 .....     2,995,472
  7,000,000   Wells Fargo & Co., 4.810%, 7/15/1999 ..............     6,986,906
 10,000,000   Wells Fargo & Co., 4.860%, 8/03/1999 ..............     9,955,450
  9,000,000   Deutsche Bank Finance, 4.820%, 8/09/1999 ..........     8,953,005
  2,000,000   Wells Fargo & Co., 4.820%, 8/09/1999 ..............     1,989,557
  7,000,000   Wells Fargo & Co., 5.010%, 8/10/1999 ..............     6,961,033
 10,000,000   Wells Fargo & Co., 5.040%, 9/01/1999 ..............     9,913,200
 21,000,000   Bank of Nova Scotia, 4.950%, 9/03/1999 ............    20,815,200
  1,000,000   Wells Fargo & Co., 5.040%, 9/07/1999 ..............       990,480
  8,000,000   Societe Generale Canada, 4.880%, 9/13/1999 ........     7,919,751
  5,000,000   Lloyds Bank plc, 4.800%, 10/04/1999 ...............     4,936,667
 15,000,000   UBS Finance Delaware, Inc., 4.920%, 10/12/1999 ....    14,788,850
 10,000,000   Svenska Handelsbanken, 4.860%, 12/20/1999 .........     9,767,800
                                                                   ------------
                                                                    124,559,453
                                                                   ------------
              DIVERSIFIED CONGLOMERATES -- 3.3%
 12,000,000   USAA Capital Corp., 4.780%, 7/13/1999 .............    11,980,880
 15,000,000   USAA Capital Corp., 4.850%, 8/17/1999 .............    14,905,021
                                                                   ------------
                                                                     26,885,901
                                                                   ------------
              FINANCE -- 19.4%
 10,000,000   American Express, 5.200%, 7/01/1999 ...............    10,000,000
 10,000,000   American Express, 4.800%, 7/06/1999 ...............     9,993,333
  5,000,000   Transamerica Financial Group, 4.820%, 7/07/1999 ...     4,995,983
  5,000,000   CIT Group Holdings, 4.800%, 7/12/1999 .............     4,992,667
  3,000,000   American Express, 4.800%, 7/14/1999 ...............     2,994,800
  5,000,000   General Electric Capital Corp., 4.780%, 7/16/1999 .     4,990,042
  8,750,000   Transamerica Financial Group, 4.840%, 7/20/1999 ...     8,727,649
 10,000,000   Commercial Credit Co., 4.950%, 7/21/1999 ..........     9,972,500
 10,000,000   Commercial Credit Co., 4.950%, 7/22/1999 ..........     9,971,125
  2,200,000   Transamerica Financial Group, 4.800%, 7/23/1999 ...     2,193,547
 10,000,000   Transamerica Financial Group, 4.840%, 7/26/1999 ...     9,966,389
  5,000,000   General Electric Capital Corp., 4.840%, 8/09/1999 .     4,973,783
 14,000,000   Household Finance Corp., 5.030%, 8/13/1999 ........    13,915,887
 10,000,000   Associates Corp of N.A., 4.990%, 8/16/1999 ........     9,936,239
  5,000,000   Associates Corp of N.A., 4.830%, 8/23/1999 ........     4,964,446
  2,091,000   Transamerica Financial Group, 4.940%, 9/01/1999 ...     2,073,210
 10,000,000   Household Finance Corp., 5.040%, 9/08/1999 ........     9,903,400
 10,000,000   Transamerica Financial Group, 5.040%, 9/17/1999 ...     9,890,800
  5,000,000   General Electric Capital Corp., 4.830%, 9/30/1999 .     4,938,954
  8,000,000   General Electric Capital Corp., 5.130%, 10/04/1999      7,891,700
 10,000,000   General Electric Capital Corp., 5.000%, 10/07/1999      9,863,889
                                                                   ------------
                                                                    157,150,343
                                                                   ------------
              INSURANCE -- 3.1%
  6,000,000   Prudential Funding Corp., 4.980%, 7/21/1999 .......     5,983,400
  2,500,000   Prudential Funding Corp., 5.000%, 8/04/1999 .......     2,488,194
 14,000,000   Prudential Funding Corp., 4.950%, 8/24/1999 .......    13,896,050
  3,000,000   Prudential Funding Corp., 5.040%, 8/31/1999 .......     2,974,380
                                                                   ------------
                                                                     25,342,024
                                                                   ------------
              PHARMACEUTICAL -- 1.0%
  8,000,000   American Home Products Corp., 4.870%, 8/05/1999 ...     7,962,122
                                                                   ------------
              RETAIL -- 3.6%
  4,500,000   Sears Roebuck Acceptance Corp., 4.850%, 7/14/1999 .     4,492,119
 10,000,000   Sears Roebuck Acceptance Corp., 4.900%, 7/20/1999 .     9,974,139
 10,000,000   Sears Roebuck Acceptance Corp., 5.000%, 7/23/1999 .     9,969,444
  5,000,000   Sears Roebuck Acceptance Corp., 4.900%, 7/27/1999 .     4,982,306
                                                                   ------------
                                                                     29,418,008
                                                                   ------------
              SECURITIES -- 10.2%
 10,000,000   Merrill Lynch & Co., 4.810%, 7/06/1999 9,993,320
  2,000,000   Merrill Lynch & Co., 5.270%, 7/06/1999 1,998,536
 10,000,000   Merrill Lynch & Co., 4.810%, 7/15/1999 ............     9,981,294
  1,500,000   Merrill Lynch & Co., 5.120%, 7/30/1999 ............     1,493,813
 10,000,000   Goldman Sachs Group, 4.810%, 9/01/1999 ............     9,917,161
  5,000,000   J.P. Morgan, 4.900%, 9/15/1999 ....................     4,948,278
  6,000,000   Goldman Sachs Group, 4.840%, 9/16/1999 ............     5,937,887
  8,000,000   J.P. Morgan, 5.150%, 9/22/1999 ....................     7,905,011
  4,000,000   Goldman Sachs Group, 4.910%, 10/01/1999 ...........     3,949,809
  5,000,000   Goldman Sachs Group, 4.920%, 10/01/1999 ...........     4,937,133
  7,000,000   J.P. Morgan, 4.820%, 10/04/1999 ...................     6,910,964
 10,000,000   J.P. Morgan, 4.970%, 10/06/1999 ...................     9,866,086
  5,000,000   Merrill Lynch & Co., 5.060%, 2/01/2000 ............     4,848,903
                                                                   ------------
                                                                     82,688,195
                                                                   ------------
              TRUCKING & FREIGHT FORWARDING -- 1.5%
 12,000,000   Paccar Financial Corp., 5.600%, 7/01/1999 .........    12,000,000
                                                                   ------------
              Total Commercial Paper (Cost $651,030,967) ........   651,030,967
                                                                   ------------
              Total Investments -- 100.3%
                (Identified Cost $813,989,450)(c) ...............   813,989,450
              Other assets less liabilities .....................    (2,125,907)
                                                                   ------------
              Total Net Assets -- 100% ..........................  $811,863,543
                                                                   ============

(a) See Note 1a of Notes to Financial Statements.
(b) Variable rate interest certificates are instruments whose interest rates vary with changes in a designated base rate on a specific date. This certificate resets interest daily based on the prime interest rate. The maturity date shown is the next interest reset date.
(c) The aggregate cost for federal income tax purposes was $813,989,450.

    Percentage of net assets invested in obligations of foreign banks or foreign branches of U.S. banks at June 30, 1999:

    Canada               13.14%
    Switzerland           2.67
    England               1.84
    Germany               7.26
    Sweden                1.65
    France                1.23
    Netherlands           1.23

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        TAX EXEMPT MONEY MARKET TRUST
-------------------------------------------------------------------------------

Investments as of June 30, 1999

INVESTMENTS -- 103.0% OF TOTAL NET ASSETS


PRINCIPAL
 AMOUNT       DESCRIPTION                                            VALUE (A)
-------------------------------------------------------------------------------

              ALABAMA -- 5.8%
$1,500,000     Alabama State Docks Department Facilities
                 Revenue, 5.250%, 10/01/1999 ....................  $  1,506,622
 3,400,000     Athens Industrial Development Board Revenue,
                 4.550%, (b) ....................................     3,400,000
                                                                   ------------
                                                                      4,906,622
                                                                   ------------
              ALASKA -- 3.4%
  2,400,000   North Slope Borough, 4.600%, 1/01/2000 ............     2,417,714
    500,000   Matanuska Susitna Borough, 4.000%, 3/01/2000 ......       501,283
                                                                   ------------
                                                                      2,918,997
                                                                   ------------
              ARIZONA -- 2.4%
  1,000,000   Meza Industrial Development Authority
                Revenue, 4.000%, 1/01/2000 ......................     1,004,430
      1,000,000 Tempe Excise Tax Revenue, 3.750%, 7/01/2000 .....     1,003,641
                                                                   ------------
                                                                      2,008,071
                                                                   ------------
              CALIFORNIA -- 0.5%
    400,000   Los Angeles Regional Airport Lease, 3.850%, (b) ...       400,000
                                                                   ------------
              DELAWARE -- 0.6%
    500,000   Delaware State, 5.800%, 8/15/1999 .................       501,443
                                                                   ------------
              DISTRICT OF COLUMBIA -- 3.0%
    400,000   District of Columbia, 7.250%, 6/01/2000 ...........       421,165
  2,100,000   District of Columbia, 3.700%, (b) .................     2,100,000
                                                                   ------------
                                                                      2,521,165
                                                                   ------------
              FLORIDA -- 3.7%
    300,000   Florida State Board of Regents University
                Improvement, 5.000%, 7/01/2000 ..................       304,671
    400,000   Orlando & Orange County Expressway,
                7.000%, 7/01/2000 ...............................       421,962
  1,000,000   Collier County Industrial Development Authority,
                 3.750%, (b) ....................................     1,000,000
    100,000   University Athletic Association, Inc., 3.600%, (b)        100,000
  1,300,000   Dade County Special Obligation, 4.600%, (b) (e) ...     1,300,000
                                                                   ------------
                                                                      3,126,633
                                                                   ------------
              HAWAII -- 1.2%
  1,000,000   Honolulu City & County, 5.100%, 1/01/2000 .........     1,009,346
                                                                   ------------
              ILLINOIS -- 9.8%
  1,000,000   Chicago, 2.850%, 10/28/1999 .......................     1,000,000
    500,000   Illinois State, 4.250%, 6/01/2000 .................       504,017
  3,300,000   McCook Revenue, 3.850%, (b) .......................     3,300,000
  3,500,000   Illinois Educational Facilities Authority
                Revenues, 3.300%, (b) ...........................     3,500,000
                                                                   ------------
                                                                      8,304,017
                                                                   ------------
              INDIANA -- 1.6%
  1,400,000   Fort Wayne Hospital Authority Revenue, 3.500%, (b)      1,400,000
                                                                   ------------
              IOWA -- 8.2%
  3,900,000   Iowa Finance Authority Revenue, 3.300%, (b) .......     3,900,000
  3,100,000   West Des Moines Commercial Development,
                3.450%, (b) .....................................     3,100,000
                                                                   ------------
                                                                      7,000,000
                                                                   ------------
              KENTUCKY -- 4.1%
  3,500,000   Mayfield Multi City Lease, 3.600%, (b) ............     3,500,000
                                                                   ------------
              LOUISIANA -- 13.7%
  1,735,000   Louisiana Public Facilities Authority Hospital,
                4.250%, 7/01/1999 ...............................     1,735,000
  3,400,000   Caddo Parish Industrial Development Board,
                3.550%, (b) .....................................     3,400,000
  3,400,000   Jefferson Parish Hospital, District 1, 3.600%, (b)      3,400,000
  3,100,000   Louisiana Public Facilities Authority Hospital,
                3.700%, (b) .....................................     3,100,000
                                                                   ------------
                                                                     11,635,000
                                                                   ------------
              MARYLAND -- 4.5%
    500,000   Montgomery County, 6.900%, 4/01/2000 ..............       522,766
  3,300,000   Maryland Industrial Development Financing
                Authority, 3.400%, (b) ..........................     3,300,000
                                                                   ------------
                                                                      3,822,766
                                                                   ------------
              MASSACHUSETTS -- 1.2%
  1,000,000   Massachusetts Bay Transportation Authority,
                5.000%, 3/01/2000 ...............................     1,012,891
                                                                   ------------
              MICHIGAN -- 3.0%
  1,000,000   Detroit City School District, 4.500%, 7/01/1999 ...     1,000,000
    510,000   Saginaw Hospital Finance Authority Revenue,
                4.000%, 7/01/2000 (d) ...........................       511,459
  1,000,000   Detroit Sewage Disposal Revenue, 7.125%, 7/01/1999      1,000,000
                                                                   ------------
                                                                      2,511,459
                                                                   ------------
              MISSOURI -- 1.8%
  1,500,000   Missouri State Environment Improvement Energy,
                3.100%, 8/23/1999 ...............................     1,500,000
                                                                   ------------
              NEBRASKA -- 0.6%
    500,000   American Public Energy Agency Gas, 4.000%, 6/01/2000      502,229
                                                                   ------------
              NEVADA -- 5.2%
  2,480,000   Nevada State, 6.700%, 8/01/1999 ...................     2,536,259
  1,000,000   Nevada State, 5.800%, 5/01/2000 ...................     1,020,346
    860,000   Las Vegas Convertible & Vis Authority,
                4.500%, 7/01/2000 ...............................       867,422
                                                                   ------------
                                                                      4,424,027
                                                                   ------------
              NEW MEXICO -- 1.4%
  1,200,000   Farmington Pollution Control Revenue, 3.400%, (b) .     1,200,000
                                                                   ------------
              NEW YORK -- 1.2%
    900,000   New York State Dormitory Authority Revenues,
                4.250%, 7/01/1999 ...............................       900,000
    100,000   New York City, 4.000%, (b) ........................       100,000
                                                                   ------------
                                                                      1,000,000
                                                                   ------------
              NORTH CAROLINA -- 3.0%
    725,000   North Carolina Medical Care Commission,
                4.000%, 10/01/1999 ..............................       725,979
  1,845,000   University of North Carolina at Chapel Hill,
                3.550%, (b) .....................................     1,845,000
                                                                   ------------
                                                                      2,570,979
                                                                   ------------
              OHIO -- 1.8%
  1,500,000   Ohio State Public Facilities Commission,
                4.500%, 11/01/1999 ..............................     1,505,390
                                                                   ------------
              OREGON -- 0.1%
    100,000   Portland Pollution Control, 3.850%, (b) ...........       100,000
                                                                   ------------
              SOUTH CAROLINA -- 2.9%
  2,500,000   Florence County Hospital Revenue, 3.700%, (b) .....     2,500,000
                                                                   ------------
              TENNESSEE -- 5.8%
  1,000,000   Chattanooga Health, Educational & Housing,
                4.500%, 12/01/1999 ..............................     1,006,166
  1,000,000   Memphis, 4.200%, 5/01/2000 ........................     1,007,705
  2,900,000   Metro Government Nashville Electric,
                5.200%, 5/15/2000 ...............................     2,946,175
                                                                   ------------
                                                                      4,960,046
                                                                   ------------
              TEXAS -- 5.5%
    500,000   Harris County, 7.100%, 8/15/1999 ..................       515,305
    500,000   Texas State, 9.000%, 12/01/1999 ...................       511,783
    675,000   West Texas Municipal Power Agency Revenue,
                4.050%, 2/15/2000 ...............................       678,286
  1,200,000   Grapevine Industrial Development Corp. Revenue,
                3.850%, (b) .....................................     1,200,000
  1,725,000   Nueces County Health Facilities, 3.550%, (b) ......     1,725,000
                                                                   ------------
                                                                      4,630,374
                                                                   ------------
              WASHINGTON -- 2.4%
  1,000,000   Washington State Public Power Supply,
                7.400%, 7/01/1999 ...............................     1,000,000
  1,000,000   Clark County Public Utility District,
                6.000%, 1/01/2000 ...............................     1,014,556
                                                                   ------------
                                                                      2,014,556
                                                                   ------------
              WISCONSIN -- 4.2%
  3,600,000   Wisconsin State Health & Educational Facilities,
                3.800%, (b) .....................................     3,600,000
                                                                   ------------
              WYOMING -- 0.4%
    300,000   Lincoln County Pollution Control, 3.800%, (b) .....       300,000
                                                                   ------------
              Total Investments -- 103.0% (Identified Cost
                $87,386,011) (c) ................................    87,386,011
                                                                   ------------
              Other assets less liabilities .....................    (2,507,231)
                                                                   ------------
              Total Net Assets-- 100% ...........................  $ 84,878,780
                                                                   ============

(a) See Note 1a of Notes to Financial Statements.
(b) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specific date (such as a coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.
(c) The aggregate cost for federal income tax purposes was $87,386,011.
(d) Purchased on a delayed delivery basis. See Note 1d to Financial Statements.
(e) This security is being used to collateralize the delayed delivery purchase indicated in Note (d) above.

                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS & LIABILITIES
June 30, 1999
                                                  CASH MANAGEMENT
                                                       TRUST        TAX EXEMPT
                                                    MONEY MARKET   MONEY MARKET
                                                       SERIES          TRUST
                                                    ------------    -----------
ASSETS
  Investments at value ..........................   $813,989,450    $87,386,011
  Cash ..........................................        257,295        250,961

  Receivable for:
    Shares of the Trust sold ....................      2,846,518         46,022
    Interest ....................................      3,262,396        737,282
                                                    ------------    -----------
                                                     820,355,659     88,420,276
LIABILITIES
  Payable for:
    Securities purchased ........................           --        2,981,230
    Shares of the Trust redeemed ................      7,841,000        427,531
    Dividends declared ..........................         50,877           --
  Accrued expenses:
    Management fees .............................        280,272         48,983
    Deferred trustees' fees .....................         75,106         33,973
    Accounting and administrative ...............         34,470          5,876
    Other expenses ..............................        210,391         43,903
                                                    ------------    -----------
                                                       8,492,116      3,341,496
                                                    ------------    -----------
NET ASSETS ......................................   $811,863,543    $84,878,780
                                                    ============    ===========

  Net Assets consist of:
    Capital paid in Class A shares ..............   $635,490,793    $84,568,230
    Capital paid in Class B shares ..............     18,968,782        310,550
    Capital paid in Class C shares ..............      1,611,570           --
    Capital paid in Class Y shares ..............    155,677,331           --
    Undistributed net investment income .........        116,821           --
    Accumulated net realized gains (losses) .....         (1,754)          --
                                                    ------------    -----------
NET ASSETS ......................................   $811,863,543    $84,878,780
                                                    ============    ===========

Shares of beneficial interest outstanding, no
  par value
    Class A shares ..............................    635,490,480     84,568,230
    Class B shares ..............................     18,968,782        310,550
    Class C shares ..............................      1,611,570           --
    Class Y shares ..............................    155,677,331           --
                                                    ------------    -----------
Shares of beneficial interest outstanding .......    811,748,163     84,878,780
                                                    ============    ===========

  Net asset value per share Class A, Class B,
    Class C and Class Y shares* .................          $1.00          $1.00
                                                    ============    ===========

  COST OF INVESTMENTS ...........................   $813,989,450    $87,386,011
                                                    ============    ===========

  * Shares of the series are sold and redeemed at net asset value (net assets/shares of beneficial interest outstanding).

                 See accompanying notes to financial statements.

                           STATEMENTS OF OPERATIONS

Year Ended June 30, 1999
                                                  CASH MANAGEMENT
                                                       TRUST        TAX EXEMPT
                                                    MONEY MARKET   MONEY MARKET
                                                       SERIES          TRUST
                                                    ------------    -----------
INVESTMENT INCOME
  Interest ......................................   $41,167,291     $ 2,650,753
                                                    -----------     -----------

  Expenses
    Management fees .............................   $ 3,241,209     $   310,993
    Trustees' fees ..............................        42,765           9,193
    Accounting and administrative ...............       191,303          32,738
    Custodian ...................................       142,846          48,255
    Transfer agent ..............................     2,256,160         117,560
    Service Fees - Class Y ......................       338,400            --
    Audit and tax services ......................        25,200          25,200
    Legal .......................................        46,828           3,970
    Printing ....................................        93,904           8,015
    Registration ................................       128,114          59,780
    Insurance ...................................        13,395           1,440
    Miscellaneous ...............................         5,917           7,020
                                                    -----------     -----------
  TOTAL EXPENSES ................................     6,526,041         624,164
                                                    -----------     -----------

  Less - waiver of fee by investment adviser
    and subadviser ..............................        --            (118,782)
                                                    -----------     -----------
  Net Expenses ..................................     6,526,041         505,382
                                                    -----------     -----------
  NET INVESTMENT INCOME .........................    34,641,250       2,145,371

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments - net ...         2,470          --
                                                    -----------     -----------

  NET INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS ..................................   $34,643,720      $2,145,371
                                                    ===========      ==========


                 See accompanying notes to financial statements.

                                                STATEMENTS OF CHANGES IN NET ASSETS

June 30, 1999
                                                         CASH MANAGEMENT TRUST                         TAX EXEMPT
                                                              MONEY MARKET                            MONEY MARKET
                                                                 SERIES                                   TRUST
                                                       ----------------------------------      ----------------------------------
                                                        YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                          JUNE 30,            JUNE 30,            JUNE 30,            JUNE 30,
                                                            1998                1999                1998                1999
                                                       --------------      --------------      --------------      --------------
FROM OPERATIONS
  Net investment income ............................   $   34,021,407      $   34,641,250      $    2,215,871      $    2,145,371
  Net realized gain (loss) on investments ..........             (651)              2,470                --                  --
                                                       --------------      --------------      --------------      --------------
  Increase (decrease) in net assets from operations        34,020,756          34,643,720           2,215,871           2,145,371
                                                       --------------      --------------      --------------      --------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income (a)
    Class A ........................................      (32,279,427)        (27,834,505)         (2,215,871)         (2,145,371)
    Class B ........................................             --              (723,507)               --                  --
    Class C ........................................             --               (67,961)               --                  --
    Class Y ........................................       (1,741,329)         (6,017,747)               --                  --
                                                       --------------      --------------      --------------      --------------
                                                          (34,020,756)        (34,643,720)         (2,215,871)         (2,145,371)
                                                       --------------      --------------      --------------      --------------
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from the sale of shares ...................    1,671,676,546       2,516,699,035         104,256,210         120,150,365
  Net asset value of shares issued in connection
    with the reinvestment of dividends from net
    investment income and distributions from net
    realized gains .................................       32,781,591          33,335,258           2,177,898           2,119,382
  Cost of shares redeemed ..........................   (1,691,851,054)     (2,449,436,758)       (100,372,725)       (111,188,492)
                                                       --------------      --------------      --------------      --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS DERIVED
  FROM CAPITAL SHARE TRANSACTIONS ..................       12,607,083         100,597,535           6,061,383          11,081,255

Total increase (decrease) in net assets ............       12,607,083         100,597,535           6,061,383          11,081,255
NET ASSETS
  Beginning of the year ............................      698,658,925         711,266,008          67,736,142          73,797,525
                                                       --------------      --------------      --------------      --------------
  End of the year (b) ..............................   $  711,266,008      $  811,863,543      $   73,797,525      $   84,878,780
                                                       ==============      ==============      ==============      ==============

(a) Amounts distributed include a net realized gain (loss) of ($651) and $2,470 for the Cash Management Trust Money Market Series
    for the years ended June 30, 1998 and 1999, respectively.
(b) Including undistributed net investment income of $119,291 and $116,821 for the Cash Management Trust Money Market Series for
    the years ended June 30, 1998 and 1999, respectively.

                                          See accompanying notes to financial statements.

                                                       FINANCIAL HIGHLIGHTS

                                           CASH MANAGEMENT TRUST -- MONEY MARKET SERIEs
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     CLASS A, B, C                                 CLASS Y
                                                 --------------------------------------------------      -------------------------
                                                                                                         FEBRUARY 27 (B)     YEAR
                                                                  YEAR ENDED JUNE 30,                       THROUGH         ENDED
                                                  --------------------------------------------------        JUNE 30,       JUNE 30,
                                                   1995       1996       1997      1998(A)     1999          1998           1999
                                                  -------    -------    -------    -------    -------       -------        -------
Net Asset Value, Beginning of Year ..........   $ 1.0000   $ 1.0000    $ 1.0000   $ 1.0000    $ 1.0000      $ 1.0000       $ 1.0000
                                                --------   --------    --------   --------    --------      --------       --------
Income From Investment Operations:
Net Investment Income .......................     0.0469     0.0482      0.0467     0.0488      0.0445        0.0169         0.0448
Net Realized and Unrealized Gain (Loss) on
  Investments ...............................     0.0000     0.0002      0.0000     0.0000      0.0000        0.0000         0.0000
                                                --------   --------    --------   --------    --------      --------       --------
Total From Investment Operations ............     0.0469     0.0484      0.0467     0.0488      0.0445        0.0169         0.0448
                                                --------   --------    --------   --------    --------      --------       --------
Less Distributions Distributions From Net
Investment Income ...........................    (0.0469)   (0.0484)(c) (0.0465)  (0.0488)(c)  (0.0445)      (0.0169)(c)    (0.0448)
Distributions From Net Realized Capital Gains     0.0000     0.0000     (0.0002)    0.0000      0.0000        0.0000         0.0000
                                                --------   --------    --------   --------    --------      --------       --------
Total Distributions .........................    (0.0469)   (0.0484)    (0.0467)   (0.0488)    (0.0445)      (0.0169)       (0.0448)
                                                --------   --------    --------   --------    --------      --------       --------
Net Asset Value, End of Year ................   $ 1.0000   $ 1.0000    $ 1.0000   $ 1.0000    $ 1.0000      $ 1.0000       $ 1.0000
                                                ========   ========    ========   ========    ========      ========       ========
Total Return (%) ............................        4.8        5.0         4.8        5.0         4.6           1.7            4.6
Ratio of Operating Expenses to
Average Net Assets (%) ......................       0.88       0.90        0.88       0.84        0.84          0.74(d)        0.82
Ratio of Net Investment Income to
Average Net Assets (%) ......................       4.67       4.85        4.66       4.88        4.46          4.98(d)        4.44
Net Assets, End of Year (000) ...............   $649,808   $663,621    $698,659   $607,406    $664,609      $103,860       $147,254

(a) Class B shares commenced operations September 13, 1993 and Class C shares commenced operations March 1, 1998.
(b) Commencement of operations.
(c) Including net realized gain on investments.
(d) Computed on an annualized basis.

                                                                                        TAX EXEMPT MONEY MARKET TRUST
                                                                           --------------------------------------------------------
                                                                                               YEAR ENDED JUNE 30,
                                                                           --------------------------------------------------------
                                                                             1995        1996        1997        1998        1999
                                                                           --------    --------    --------    --------    --------
Net Asset Value, Beginning of Year ...................................     $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                           --------    --------    --------    --------    --------
Income From Investment Operations
Net Investment Income ................................................       0.0314      0.0327      0.0314      0.0323      0.0276
Net Realized and Unrealized Gain (Loss) on Investments ...............       0.0000      0.0000      0.0001      0.0000      0.0000
                                                                           --------    --------    --------    --------    --------
Total From Investment Operations .....................................       0.0314      0.0327      0.0315      0.0323      0.0276
                                                                           --------    --------    --------    --------    --------
Less Distributions Distributions From Net Investment Income ..........      (0.0314)    (0.0327)    (0.0315)(a) (0.0323)    (0.0276)
                                                                           --------    --------    --------    --------    --------
Total Distributions ..................................................      (0.0314)    (0.0327)    (0.0315)    (0.0323)    (0.0276)
                                                                           --------    --------    --------    --------    --------
Net Asset Value, End of Year .........................................     $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                           ========    ========    ========    ========    ========
Total Return (%) .....................................................          3.2         3.3         3.2         3.3         2.8
Ratio of Operating Expenses to Average Net Assets (%)(b) .............         0.56        0.56        0.56        0.60        0.65
Ratio of Net Investment Income to Average Net Assets (%) .............         3.15        3.29        3.17        3.23        2.76
Net Assets, End of Year (000) ........................................     $ 67,797    $ 64,897    $ 67,736    $ 73,798    $ 84,879

(a) Including net realized gain on investments.
(b) The ratio of operating expenses to average net assets without giving effect to the voluntary expense limitation and voluntary fee waiver described in Note 3 to the financial statements would have
    been (%) .........................................................         0.85        0.90        0.85        0.85        0.80

                                          See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Year Ended June 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES. New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust (the "Trusts") are registered under the Investment Company Act of 1940, as amended, as diversified, open-end investment companies. The Cash Management Trust Money Market Series seeks maximum current income consistent with the preservation of capital and liquidity. The Tax Exempt Money Market Trust seeks current income exempt from federal income taxes consistent with preservation of capital and liquidity.

NEW ENGLAND CASH MANAGEMENT TRUST MONEY MARKET SERIES -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. The Trust commenced its public offering of Class B shares on September 13, 1993, Class C shares on March 1, 1998 and Class Y shares on February 27, 1998. Class A, B and C shares were offered to enable investors in each class of the New England Stock or Bond Funds to invest in money market shares. Class A, B and C shares are identical and may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class A, Class B or C shares of a stock or bond fund. Class Y shares are intended for institutional investors with a minimum of $1 million to invest.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- The Trust's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value. Effective September 13, 1993, the Trust began offering two classes of shares, Class A and Class B, in order to enable investors in either class of the New England Stock or Bond Funds to invest in money market shares. Class A and B shares are identical and may be subject to a contingent deferred sales charge upon redemption if the shares were acquired by exchange of Class A or Class B shares of a stock or bond fund.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. The Trusts employ the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the trustees of each Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and there-after accreting any discount or amortizing any premium on a straight-line basis.

B. REPURCHASE AGREEMENTS. The Trusts, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Trusts' policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the portfolio's ability to dispose of the underlying security.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

D. DELAYED DELIVERY SECURITIES. Delivery and payment for securities purchased on a when-issued or delayed delivery basis can take place one month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. At June 30, 1999, the cost of delayed delivery purchase commitments for the Tax Exempt Money Market Trust amounted to $511,459

E. FEDERAL INCOME TAXES. The Cash Management Trust Money Market Series and the Tax Exempt Money Market Trust intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to their shareholders all of their taxable and tax exempt income. Accordingly, no provision for federal income tax has been made.

The Tax Exempt Money Market Trust has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for federal income tax purposes.

F. DIVIDENDS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. Long term gain distributions, if any, will be made annually.

G. OTHER. Each of the Trusts invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trusts to meet their obligations may be affected by foreign economic, political and legal developments in the case of foreign banks or foreign branches or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

2. INVESTMENT TRANSACTIONS. For the year ended June 30, 1999:

NEW ENGLAND CASH MANAGEMENT TRUST MONEY MARKET SERIES -- Purchases and sales or maturities of short-term obligations, including securities purchased subject to repurchase agreements, aggregated $5,599,662,097 and $5,513,284,725, respectively.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- Purchases and sales or maturities of short-term obligations aggregated $200,255,475 and $193,245,000, respectively.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. During the year ended June 30, 1999, the Trusts incurred management fees payable to the Trusts' investment adviser, New England Funds Management L.P. ("NEFM") and subadviser, Back Bay Advisors L.P. ("Back Bay"). Certain officers and directors of NEFM are also officers and trustees of the Trusts. NEFM and Back Bay are wholly-owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife").

NEW ENGLAND CASH MANAGEMENT TRUST MONEY MARKET SERIES -- Under the management agreement, NEFM pays to its investment adviser, NEFM, a monthly fee based on the annual percentage rates of its corresponding average daily net asset values set forth below. The management fee is reduced by the amount of subadvisory fees paid by the Trust directly to the subadviser as described below.

Under the same management agreement, the Trust pays to its investment subadviser, Back Bay, a monthly fee based on the annual percentage rates of its corresponding average daily net asset values set forth below:

                                  ANNUAL PERCENTAGE    ANNUAL PERCENTAGE
                                       RATE OF       RATE OF ADVISORY FEES
                                    ADVISORY FEES     PAID BY NEFM TO THE
                                     PAID TO NEFM     SUBADVISER, BACK BAY
                                   ----------------   --------------------
   the first $500 million                0.425%              0.205%
   the next $500 million                 0.400%              0.180%
   the next $500 million                 0.350%              0.160%
   the next $500 million                 0.300%              0.140%
   amounts in excess of $2 billion       0.250%              0.120%

                       Fees Earned
                       -----------
                  NEFM       $ 1,713,918
                  Back Bay     1,527,291

The effective annualized management fee for the year ended June 30, 1999 was 0.42%.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- The Trust pays management fees to its investment adviser, NEFM, at the annual rate of 0.40% of the first $100 million of the Trust's average daily net assets and 0.30% of such assets in excess of $100 million. NEFM pays management fees to its investment subadviser, Back Bay, at the rate of 0.20% of the first $100 million of the Trust's average daily net assets and 0.15% of such assets in excess of $100 million. Fees earned by NEFM and Back Bay under the management agreements in effect during the year ended June 30, 1999 are as follows:

                     Fees Earned (a)
                     ---------------
                  NEFM       $   155,497
                  Back Bay       155,496
(a) Before reduction pursuant to voluntary expense limitations.

The effective annualized management fee for the year ended June 30, 1999 was 0.40%.

Effective January 1, 1998 NEFM and Back Bay voluntarily agreed, until further notice, to reduce the management fee and, if necessary, to assume Trust expenses in order to limit the expenses to 0.65 of 1% of average daily net assets. As a result of Trust expenses exceeding the expense limitation, for the year ended June 30, 1999 NEFM and Back Bay reduced their fees by $59,391 and $ 59,391, respectively.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Trusts. Each Trust reimburses NSC for all or part of NSC's expenses of providing these services which include the following
(i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Trusts, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Trusts or regulatory authorities and reports and questionnaires for SEC compliance. For the year ended June 30, 1999, these expenses amounted to $191,303 for the Cash Management Trust Money Market Series and $32,738 for the Tax Exempt Money Market Trust.

C. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent for the Trusts and Boston Financial Data Services serves as the sub-transfer agent for the Trusts. For the year ended June 30, 1999, the New England Cash Management Trust Money Market Series and Tax Exempt Money Market Trust paid $1,672,122 and $ 69,140, respectively, to NSC as compensation for its services in that capacity. Class Y shares of Cash Management Trust, Money Market Series bear a sub-transfer agent fee of 0.10% of average daily net assets charged by National Financial Services Corporation. For the year ended June 30, 1999, the Cash Management Trust Money Market Series and Tax Exempt Money Market Trust received $6,825 and $710, respectively, in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

D. SERVICE FEE. The Cash Management Trust Money Market Series Class Y shares bear a service charge of 0.25% annually of the Class Y average daily net assets which will be paid by the Fund to such investment advisers, financial planners and broker-dealers, including New England Securities Corporation, for services provided by them to service accounts on behalf of Class Y shares of the Fund under a service agreement. For the year ended June 30, 1999 the Fund paid $338,400 in service fees.

E. TRUSTEES FEES AND EXPENSES. The Trusts do not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, L.P., Nvest, NSC or their affiliates, other than registered investment companies. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each Trust.

A deferred compensation plan is available to members of the Boards of Trustees. A Trustee's participation in the plan is voluntary. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Trusts on the normal payment date.

4. CONCENTRATION OF CREDIT. The Tax Exempt Money Market Trust had the following industry concentrations in excess of 10% on June 30, 1999 as a percentage of the Trust's total net assets: General Obligations (16.7%) and Hospitals (32.6%). The Trust also had more than 10% of its total net assets invested in Louisiana (13.7%) and had more than 10% of its net assets backed by letters of credit with MBIA (16.1%) and AMBAC (12.1%).

--------------------------------------------------------------------------------
                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and the Shareholders of
New England Cash Management Trust Money Market Series
New England Tax Exempt Money Market Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolio compositions, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the New England Cash Management Trust Money Market Series and New England Tax Exempt Money Market Trust (hereafter referred to as the "Trusts") at June 30, 1999, and the results of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 11, 1999

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

       LARGE-CAP EQUITY FUNDS                      GOVERNMENT INCOME FUNDS
        Capital Growth Fund                   Limited Term U.S. Government Fund
            Growth Fund                          Government Securities Fund
       Growth and Income Fund
(formerly Growth Opportunities Fund)                TAX-FREE INCOME FUNDS
           Balanced Fund                            Municipal Income Fund
             Value Fund                          Intermediate Term Tax Free
                                                     Fund of California
        ALL-CAP EQUITY FUNDS                 Massachusetts Tax Free Income Fund
         Star Advisers Fund
        Star Worldwide Fund                          MONEY MARKET FUNDS
     International Equity Fund                  Cash Management Trust - Money
           Bullseye Fund                               Market Series
         Equity Income Fund                     Tax Exempt Money Market Trust

       SMALL-CAP EQUITY FUNDS
        Star Small Cap Fund


                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                         (formerly Adjustable Rate U.S.
                                Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund


To learn more, and for a free prospectus, contact your financial representative.

             VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM
                     New England Funds, L.P., Distributor
                             399 Boylston Street
                               Boston, MA 02116
                            Toll Free 800-225-5478

      This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their web site at
                                 www.NASDR.com.


--------------------------------------------------------------------------------

        Y2K Readiness Report: New England Funds is pleased to report that preparation efforts for the Year 2000 are proceeding according to schedule, and we are satisfied with progress to date. For more information about
         Year 2000 readiness at New England Funds, visit our Web site at
                              www.mutualfunds.com.
     This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

--------------------------------------------------------------------------------

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